Organization and Nature of Business (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Organization and Nature of Business
Accumulated losses	$ (378,643,000)	$ (833,172,000)
Cash and cash equivalents	71,330,000	153,958,000
Short-term investments	1,295,945,000	682,152,000
Unutilized bank borrowing facilities	$ 41,248,000	$ 60,549,000